Financial Instruments - Fair Value Inputs Sensitivity Analysis (Details) - Redeemable Preferred Shares - Recurring fair value measurement - Discount rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
1% increase	$ (41)	$ (1,188)
1% decrease	$ 41	$ 1,214